Supplement dated December 21, 2011
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, September 16, 2011,
September 21, 2011, October 31, 2011, and December 19, 2011)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE

On pages 179-182, in the section for Principal Global Investors, LLC (Equity Portfolio Managers), add (this information as of October 31, 2011):

Other Accounts Managed
Number of
Accounts that
			Base the	Total Assets of the
	Total		Advisory Fee	Accounts that Base the
	Number of	Total Assets in the	on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Xiaoxi Li: Global Diversified Income
Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	6	$1 billion	0	$0

Ownership of Securities
Dollar Range of
	PFI Funds Managed by Portfolio Manager			Securities Owned by
Portfolio Manager	(list each account on its own line)			the Portfolio Manager
Xiaoxi Li	Global Diversified Income Fund			None